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                                                     Morgan, Lewis & Bockius LLP
                                                               Counselors at Law

1701 Market Street
Philadelphia, PA 19103-2921
215-963-5000
Fax: 215-963-5299

Justin W. Chairman
215-963-5061
e-mail: jchairman@morganlewis.com

                                November 24, 2004

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: Universal Display Corporation
                      Registration Statement on Form S-3
                      ----------------------------------

Ladies and Gentlemen:

On behalf of Universal Display Corporation (the "Registrant"), transmitted via EDGAR for filing pursuant to the Securities Act of 1933, as amended, is the Registration Statement on Form S-3 (the "Registration Statement") of the Registrant relating to the registration of 1,744,254 shares of its common stock, the aggregate initial offering price of which will not exceed $17,198,345. In payment of the applicable registration fee, $2,180 has been transferred to the Commission's account via federal wire transfer as required by Item 13(c) of Regulation S-T.

We will contact the staff in several days to ascertain whether the staff intends to review the Registration Statement. We have been authorized to inform you that management of the Registrant and this office will cooperate with the staff in any way possible to assist you in processing the Registration Statement.

Should you have any questions regarding this filing, please call the undersigned at (215) 963-5061.

Sincerely yours,

/s/ Justin W. Chairman
Justin W. Chairman

Enclosure